Opportunity Fund | Class I Shares
Investment Objective
The investment objective of the HSBC Opportunity Fund (formerly, HSBC Investor Opportunity Fund) (the “Opportunity Fund” or “Fund”) is long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Opportunity Fund Class I Shares
Management Fee	[1]	0.80%
Distribution (12b-1) Fee	[1]	none
Shareholder Servicing Fee	[1]	none
Other Operating Expenses	[1]	0.21%
Total Other Expenses	[1]	0.21%
Total Annual Fund Operating Expenses	[1]	1.01%
[1]	This table reflects the combined fees and expenses for both the Fund and the HSBC Opportunity Portfolio (formerly, HSBC Investor Opportunity Portfolio) ("Opportunity Portfolio" or "Portfolio").

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the combined fees and expenses of the Fund and the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Opportunity Fund Class I Shares	103	322	558	1,236

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 69% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing all of its assets in the Portfolio, which has the same investment objective as the Fund. For simplicity purposes, this prospectus may use the term “Fund”, as applicable, to include the Portfolio. The Fund seeks to achieve its investment objective by investing, under normal market conditions, primarily in equity securities of small and mid-cap companies. Small and mid-cap companies generally are defined as those companies with market capitalizations within the range represented in the Russell 2500® Growth Index (as of January 31, 2012, between approximately $27 million and $9.52 billion), the Fund’s broad-based securities market index.

The Fund may also invest in equity securities of larger, more established companies and may invest up to 20% of its assets in securities of foreign companies.

Westfield Capital Management Company, L.P., the Portfolio’s subadviser, selects securities based upon fundamental analysis of the company’s cash flow, industry position, potential for high-profit margins, and strength of management, as well as other factors. The Subadviser uses a bottom-up, as opposed to a top-down, investment style to select investments that it believes offer superior prospects for growth and are either:

  early in their cycle but which the Subadviser believes have the potential to become major enterprises, or are major enterprises whose rates of earnings growth the Subadviser expects to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment.

The Subadviser believes these growth companies to have products, technologies, management, markets or opportunities which will potentially facilitate earnings growth over time that may be above the growth rate of the overall economy and the rate of inflation. Investments in growth companies may include securities listed on a securities exchange or traded in the over-the-counter markets.

The Fund will invest primarily in common stocks, but may, to a limited extent, seek appreciation in other types of securities when relative values and market conditions make such purchases appear attractive. As such, the Fund may invest in fixed income securities, which may include bonds, debentures, mortgage-backed securities, notes, bills, commercial paper, and U.S. Government securities.

Principal Investment Risks

You could lose money by investing in the Fund. The Fund has the following principal investment risks.

  Equity Securities Risk: The prices of equity securities fluctuate from time to time based on changes in a company’s financial condition or overall market and economic conditions. As a result, the value of equity securities may fluctuate drastically from day to day. The risks of investing in equity securities also include:

  Style Risk: The risk that use of a growth or value investing style may fall out of favor in the marketplace for various periods of time. Growth stock prices reflect projections of future earnings or revenues and may decline dramatically if the company fails to meet those projections. A value stock may not increase in price as anticipated if other investors fail to recognize the company’s value.

  Capitalization Risk: Stocks of large capitalization companies may be volatile in the event of earnings disappointments or other financial developments. Medium and smaller capitalization companies may involve greater risks due to limited product lines and market and financial or managerial resources. Stocks of these companies may also be more volatile, less liquid and subject to the potential for greater declines in stock prices in response to selling pressure. Stocks of smaller capitalization companies generally have more risk than medium capitalization companies.

  Issuer Risk: An issuer’s earnings prospects and overall financial position may deteriorate, causing a decline in the Fund’s net asset value.

  Debt Instruments Risk: The risks of investing in debt instruments include:

  Interest Rate Risk: Fluctuations in interest rates may affect the yield and value of investments in income producing or debt instruments. Generally, if interest rates rise, the value of such investments may fall.

  Credit Risk: The Fund could lose money if an issuer of a debt instrument fails to make timely payments of interest or principal or enters bankruptcy. This risk is greater for lower-quality bonds than for bonds that are investment grade.

  Market Risk: The value of the Fund’s investments may decline due to changing economic, political, regulatory or market conditions. Market risk may affect a single issuer, industry or section of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Fund’s investments in a different country or geographic region.

  Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities, and are subject to additional risks, including international trade, political, economic and regulatory risks; fluctuating currency exchange rates; less liquid, developed or efficient trading markets; and different corporate disclosure and governance standards.

  Currency Risk: Fluctuations in exchange rates between the U.S. dollar and foreign currencies, or between various foreign currencies, may negatively affect the Fund’s performance.

An investment in the Fund is not a deposit of HSBC Bank USA, NA and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Bar Chart and Table

The bar chart and table below provide an indication of the risks of an investment in the Fund by showing changes in the Fund’s year-to-year performance and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance and an average for a peer group of similar funds. Past performance, including before- and after-tax returns, does not indicate how the Fund will perform in the future.

The bar chart below shows the Fund’s annual returns for Class I Shares and how performance has varied from year to year.

The table that follows shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The table further compares the Fund’s performance over time to that of the Russell 2500® Growth Index and the Lipper Mid-Cap Growth Funds Average.

Annual Total Returns as of 12/31 for Class I Shares

Best Quarter: 2Q 2003 21.20% Worst Quarter: 4Q 2008 -25.77%
Average Annual Total Returns
Average Annual Total Returns Opportunity Fund		1 Year		5 Years		10 Years		Since Inception		Inception Date
Class I Shares		(0.38%)	[1],[2]	6.11%	[1],[2]	6.15%	[1],[2]	9.85%	[1],[2]	Sep. 03, 1996
Class I Shares After Taxes on Distributions		(2.87%)	[1],[2]	4.30%	[1],[2]	4.91%	[1],[2]	7.90%	[1],[2]	Sep. 03, 1996
Class I Shares After Taxes on Distributions and Sales		2.46%	[1],[2]	4.88%	[1],[2]	5.11%	[1],[2]	7.89%	[1],[2]	Sep. 03, 1996
Russell 2500® Growth Index (reflects no deduction for fees, expenses or taxes	[1][2]	(1.57%)		2.89%		5.23%		5.65%
Lipper Mid-Cap Growth Funds Average	[1][2]	(4.30%)		2.19%		4.36%		6.35%
[1]	During the year ended December 31, 2007, the Portfolio received a one-time reimbursement from the Adviser related to past marketing arrangements. During the years ended December 31, 2010 and 2011, the Portfolio received one-time payments in respect of class action settlements, which had the result of increasing its total returns. As a result, the Fund's total return for the years ended December 31, 2007, 2010 and 2011 were higher than they would have been had the Portfolio not received the payments.
[2]	Since September 30, 1996.